Long-Term Debt	12 Months Ended
Feb. 01, 2015
Debt Disclosure [Abstract]
Long-Term Debt

Note 6: Long-Term Debt

Long-term debt consisted of the following as of:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
New senior secured credit facility—term	$430,000	$—
Repaid Debt:
Senior secured credit facility—term	—	144,375
Senior notes	—	200,000
Senior discount notes	—	180,790

Total debt outstanding	430,000	525,165
Less:
Unamortized debt discount—new senior secured credit facility	(980)	—
Unamortized debt discount—senior secured credit facility	—	(550)
Unamortized debt discount—senior discount notes	—	(38,938)
Current installments	—	(1,500)

Long-term debt, less current installments, net of unamortized discount	$429,020	$484,177

New senior secured credit facility—On July 25, 2014, D&B Holdings together with D&B Inc entered into a senior secured credit facility that provides a $530,000 term loan facility with a maturity date of July 25, 2020 and a $50,000 revolving credit facility with a maturity date of July 25, 2019. The $50,000 revolving credit facility includes a $20,000 letter of credit sub-facility and a $5,000 swingline sub-facility. The revolving credit facility will be used to provide financing for general purposes.

The interest rates per annum applicable to loans, other than swingline loans, under our new senior secured credit facility are currently set based on a defined LIBOR rate plus an applicable margin. Swingline loans bear interest at a base rate plus an applicable margin. The loans bear interest subject to a pricing grid based on a secured leveraged ratio, at LIBOR plus a spread ranging from 3.25% to 3.5% for the term loans and LIBOR plus a spread ranging from 3.0% to 3.5% for the revolving loans. The interest rate on the term loan facility at February 1, 2015 was 4.25%.

The senior secured credit facility is secured by the assets of D&B Inc and is unconditionally guaranteed by each of its direct and indirect, existing and future domestic subsidiaries (with certain agreed-upon exceptions). The Company originally received proceeds from the term loan facility of $528,675, net of a $1,325 discount. The discount is being amortized to interest expense over the six-year life of the term loan facility.

Proceeds from the new senior secured credit facility were used as follows:

Repayment of Dave & Buster’s, Inc. senior credit facility
Outstanding principal	$143,509
Accrued and unpaid interest	460
Legal expenses	41

144,010

Repayment of Dave & Buster’s, Inc. 11% senior notes
Outstanding principal	200,000
Accrued and unpaid interest	3,239
Premium for early redemption	11,000
Additional interest paid to trustee	1,833

216,072

Repayment of Dave & Buster’s Parent, Inc. (now known as D&B Entertainment) 12.25% senior discount notes
Issue price outstanding, net of original issue discount	100,000
Previously accreted interest expense	41,852
Current year interest accretion included in interest expense, net	8,341
Premium for early redemption	4,646
Additional interest paid to trustee	1,478

156,317

Total payments to retire prior debt	516,399

Payments of costs associated with new debt issuance	8,212
Administrative fee paid to administrative agent	31

8,243

Retained cash	4,033

Total proceeds	$528,675

Following the IPO, we prepaid $100,000 principal amount of term loan facility. This payment was applied to the future quarterly payments required by the credit agreement. No principal payments are required until the maturity of the credit facility. In conjunction with the prepayment, we incurred a loss on extinguishment charge of $1,586, consisting of the write-off of unamortized deferred debt issuance cost and unamortized discount related to the portion of the term loan that was prepaid. This loss is included in the “Loss on debt retirement” in the Consolidated Statements of Comprehensive Income.

As a result of the repayment of all of our prior outstanding debt and the early prepayment of a portion of our new senior secured credit facility, we incurred a loss on debt retirement. The loss on debt retirement is comprised of the following:

FISCAL YEAR ENDED FEBRUARY 1, 2015
Non-cash charges
Write-off of unamortized debt issuance cost—early prepayment	$1,347
Write-off of unamortized debt discount—early prepayment	239
Write-off of unamortized debt issuance cost—refinancing	6,559
Write-off of unamortized debt discount—refinancing	435

8,580

Direct costs associated with debt retirement
Premium for early redemption:
D&B Inc senior notes	11,000
D&B Entertainment senior discount notes	4,646
Additional interest paid to trustee:
D&B Inc senior notes	1,833
D&B Entertainment senior discount notes	1,478
Legal expenses	41

18,998

Loss on debt retirement	$27,578

As of February 1, 2015, we had no borrowings under the revolving credit facility, borrowings of $430,000 ($429,020, net of discount) under the term facility and $5,822 in letters of credit outstanding. We believe that the carrying amount of our term loan facility approximates its fair value because the interest rates are adjusted regularly based on current market conditions. The fair value of the Company’s new senior secured credit facility was determined to be a Level Two instrument as defined by GAAP.

Our senior secured credit facility contains restrictive covenants that, among other things, limit our ability and the ability of our subsidiaries to: incur additional indebtedness, make loans or advances to subsidiaries and other entities, make initial capital expenditures in relation to new stores, declare dividends, acquire other businesses or sell assets. In addition, under our senior secured credit facility, we are required to meet a maximum total leverage ratio if outstanding revolving loans and letters of credit (other than letters of credit that have been backstopped or cash collateralized) are in excess of 30% of the outstanding revolving commitments. As of February 1, 2015, we were not required to maintain any of the financial ratios under the senior secured credit facility and we were in compliance with the other restrictive covenants.

The following tables set forth our recorded interest expense, net for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
D&B Inc, old debt structure interest expense	$13,562	$29,675	$31,393
D&B Inc, new debt structure interest expense	11,455	—	—
D&B Entertainment interest accretion	8,341	15,881	14,141
Amortization of issuance cost and discount	2,295	3,189	2,946
Interest income	(329)	(334)	(336)
Less capitalized interest	(535)	(602)	(510)

Total interest expense, net	$34,789	$47,809	$47,634

Future debt obligations—The following table sets forth our future debt principal payment obligations as of:

FEBRUARY 1, 2015
1 year or less	$—
2 years	—
3 years	—
4 years	—
5 years	—
Thereafter	430,000

Total future payments	$430,000